UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       June 30, 2000
                                               --------------------------

Check here if Amendment [   ];            Amendment Number: ___
This Amendment (Check only one.):               [   ] is a restatement.
                                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Morton H. Sachs & Company, DBA The Sachs Company
           ----------------------------------------------------------------
Address:   1346 South Third Street
           ----------------------------------------------------------------
           Louisville, Kentucky  40208
           ---------------------------------------------------------------

Form 13F File Number:      28-1718
                         ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      A. Nicholas Sachs
           ---------------------------------------------------------------
Title:     President
           ---------------------------------------------------------------
Phone:     (502) 636-5282
           ---------------------------------------------------------------

Signature, Place, and Date of Signing:

\S\A. Nicholas Sachs          Louisville, Kentucky           August 11, 2000
--------------------          --------------------           ---------------
[Signature]                    [City, State]                      [Date]

Report Type          (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

   Form 13F File NumberName

   28- _________________      ______________________-  [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                        None
                                                    ------------------
Form 13F Information Table Entry Total:                    137
                                                    ------------------
Form 13F Information Table Value Total:                 $ 118,385
                                                    ------------------
                                                       (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

           No.       Form 13F File Number           Name

                         28-1718
           ----     -------------------------       --------------------------
           [Repeat as necessary.]



                           Form 13F INFORMATION TABLE
                               THE SACHS COMPANY



NAME OF ISSUER                             CUSIP #      VALUE      SHARES  (A)SOLE (B)SHARED  MGR.    (A)SOLE (B)SHARED (C)OTHER MGR
--------------                             -------      -----      ------  ------- ---------  ----    ------- ---------  -----------


ABBOTT LABORATORIES                       002824100     730,825    16,400    X                                              16,400
ABIOMED INC                               003654100     744,150    24,200    X                                              24,200
ADAPTEC INC COM                           00651F108     341,250    15,000    X                                              15,000
AEGON NV                                  007924103     834,302    23,419    X                                              23,419
AIR PRODUCTS & CHEMIC                     009158106     224,688     7,248    X                                               7,248
AMERICAN EXPRESS CO                       025816109   2,418,600    46,400    X                                              46,400
ANALOG DEVICES INC                        032654105   1,520,000    20,000    X                                              20,000
APPLE COMPUTER INC                        037833100     209,500     4,000    X                                               4,000
AREA BANCSHARES CORP                      039872106     288,724    12,940    X                                              12,940
ARVIN INDS INC COM                        043339100     481,287    27,700    X                                              27,700
AT HOME CORP                              045919107   1,196,652    57,670    X                                              57,670
AT&T CORP                                 001957109   1,542,906    48,500    X                                              48,500
BANK OF AMERICA                           060505104     366,605     8,452    X                                               8,452
BANK ONE CORP                             06423A103   1,228,914    46,265    X                                              46,265
BARCLAYS BK PLC ADR                       06738C836     533,587    22,950    X                                              22,950
BARCLAYS BK PLC ADR SERD2                 06738C802     209,353     8,150    X                                               8,150
BARNES & NOBLE INC                        067774109   3,395,350   152,600    X                                             152,600
BELLSOUTH CORP                            079860102   1,002,711    23,524    X                                              23,524
BP AMOCO LP ADR                           055622104     784,256    13,850    X                                              13,850
BRISTOL MYERS SQUIBB                      110122108     926,641    15,908    X                                              15,908
BUDGET GROUP INC                          119003101     470,250   114,000    X                                             114,000
BUTLER INTL INC NEW                       123649105   2,293,725   269,850    X                                             269,850
CALIFORNIA WTR SVC GR                     130788102     266,750    11,000    X                                              11,000
CAPITAL ONE FINANCIAL                     14040H105   1,178,100    26,400    X                                              26,400
CBRL GROUP INC                            12489V106     337,812    23,000    X                                              23,000
CHASE MANHATTAN CORP                      16161A108     742,067    16,110    X                                              16,110
CHEVRON CORP                              166751107     834,171     9,821    X                                               9,821
CHIEF CONSOLIDATED MI                     168628105      95,875    26,000    X                                              26,000
CHIRON CORP COM                           170040109     541,500    11,400    X                                              11,400
CHURCHILL DOWNS INC                       171484108     475,307    20,334    X                                              20,334
CINERGY CORP                              172474108     339,591    13,350    X                                              13,350
CIRCUIT CITY STORES I                     172737108     975,713    29,400    X                                              29,400
CISCO SYSTEMS INC                         17275R102     730,969    11,500    X                                              11,500
CITIGROUP INC                             172967101     793,605    13,131    X                                              13,131
COCA COLA CO                              191216100     517,856     9,016    X                                               9,016
COMCAST CORP CL A SPL                     200300200     769,500    19,000    X                                              19,000
COMDISCO INC                              200336105     326,432    14,630    X                                              14,630
COMPAQ COMPUTER CORP                      204493100   1,234,669    48,300    X                                              48,300
COMPASS BANCSHARES IN                     20449H109   1,117,594    65,500    X                                              65,500
DELTA AIR LINES INC                       247361108     404,500     8,000    X                                               8,000
DIME BANCORP INC                          25429Q102     486,675    30,900    X                                              30,900
DISNEY, WALT CO                           254687106     465,750    12,000    X                                              12,000
DONALDSON LUFKIN&JENR                     257661108   1,379,219    32,500    X                                              32,500
DPL INC                                   233293109     212,794     9,700    X                                               9,700
ENTREMED INC                              29382F103     943,031    31,500    X                                              31,500
EXXON MOBIL CORPORATI                     30231G102   3,203,193    40,805    X                                              40,805
FELCOR LODGING TR INC                     31430F101   1,310,000    65,500    X                                              65,500
FIFTH THIRD BANCORP                       316773100     292,721     6,942    X                                               6,942
FIRST TENN NATL CORP                      337162101     833,094    50,300    X                                              50,300
FIRST UNION CORP                          337358105     285,319    11,499    X                                              11,499
FIRSTAR CORP                              33763V109   1,113,701    52,876    X                                              52,876
FORD MOTOR COMPANY                        345370100     211,775     4,925    X                                               4,925
FOREST LABORATORIES I                     345838106     808,000     8,000    X                                               8,000
FORTUNE BRANDS INC                        349631101     338,235    14,666    X                                              14,666
FOUNDATION HEALTH SYS                     350404109   1,742,188   125,000    X                                             125,000
GENERAL ELECTRIC CO                       369604103   2,728,842    52,102    X                                              52,102
GENZYME CORP COM-GEN                      372917104   1,176,862    19,800    X                                              19,800
GOLDEN ST VINTNERS IN                     38121K208   1,175,625   285,000    X                                             285,000
GREY ADVERTISING INC                      397838103   3,224,000     6,200    X                                               6,200
GTE CORP                                  362320103     373,500     6,000    X                                               6,000
HEWLETT PACKARD CO                        428236103     388,361     3,110    X                                               3,110
HILTON HOTELS CORP CO                     432848109   3,817,969   407,250    X                                             407,250
HSBC BANK PLC  SP ADR UNIT B              44328M609     623,564    24,275    X                                              24,275
IMCLONE SYSTEMS INC                       45245W109     267,531     3,500    X                                               3,500
IMMUCOR INC                               452526106      67,500    12,000    X                                              12,000
INTEL CORP                                458140100     889,557    13,308    X                                              13,308
INTERNATIONAL BUSINES                     459200101   2,582,826    23,574    X                                              23,574
INTERNET CAPITAL GROU                     46059C106     370,156    10,000    X                                              10,000
INTERWEST BANCORP INC                     460931108     477,400    34,100    X                                              34,100
JOHNSON & JOHNSON                         478160104     224,125     2,200    X                                               2,200
KAMAN CORP CL A                           483548103     117,562    11,000    X                                              11,000
KANSAS CITY SOUTHERN                      485170104     266,062     3,000    X                                               3,000
KERR MCGEE CORP CVT 7.5                   492386AL1     911,542   957,000    X                                             957,000
KROGER CO                                 501044101     704,853    31,948    X                                              31,948
LEGG MASON INC                            524901105     300,000     6,000    X                                               6,000
LIBERTY FINL COS INC                      530512102     208,406     9,500    X                                               9,500
LILLY, ELI AND COMPAN                     532457108     219,725     2,200    X                                               2,200
LIMITED INC                               532716107     220,575    10,200    X                                              10,200
LUCENT TECHNOLOGIES I                     549463107     705,000    12,000    X                                              12,000
MAXICARE HEALTH PLANS                     577904204      10,500    12,000    X                                              12,000
MCKESSON HBOC INC                         58155Q103     389,437    18,600    X                                              18,600
MEDFORD BANCORP INC                       584131106     460,475    32,600    X                                              32,600
MERCK & CO INC                            589331107     340,062     4,438    X                                               4,438
MICROSOFT CORP                            594918104   1,494,400    18,680    X                                              18,680
MID AMERICA BANCORP                       595915109     206,225     8,249    X                                               8,249
MIDLAND CO                                597486109     220,500     9,000    X                                               9,000
MONDAVI ROBERT CORP                       609200100     276,187     9,000    X                                               9,000
MOTOROLA INC                              620076109     306,750    10,225    X                                              10,225
NATIONAL CITY CORP                        635405103   1,087,837    63,756    X                                              63,756
NORTH FORK BANCORP IN                     659424105   1,929,950   127,600    X                                             127,600
NORTHWEST AIRLINES CO                     667280101     487,000    16,000    X                                              16,000
NOVELL INC COM                            670006105     277,500    30,000    X                                              30,000
ONLINE RES & COMMUNIC                     68273G101     861,981   133,900    X                                             133,900
OXFORD HEALTH PLANS I                     691471106     619,125    26,000    X                                              26,000
PAYCHEX INC                               704326107   2,052,708    48,874    X                                              48,874
PEOPLESOFT INC COM                        712713106     167,500    10,000    X                                              10,000
PFIZER INC                                717081103   3,085,680    64,285    X                                              64,285
PHILADELPHIA SUBURBAN                     718009608     444,522    21,684    X                                              21,684
PHILIP MORRIS COS INC                     718154107     606,953    22,850    X                                              22,850
PHILLIPS PETROLEUM CO                     718507106     314,262     6,200    X                                               6,200
PNC FINANCIAL CORP                        693475105   1,863,047    39,745    X                                              39,745
PROCTER & GAMBLE COMP                     742718109   1,365,928    23,859    X                                              23,859
PROVIDIAN FINANCIAL C                     74406A102   1,147,950    12,755    X                                              12,755
PULASKI FINANCIAL COR                     745548107     418,312    34,500    X                                              34,500
QUALCOMM INC                              747525103   3,673,200    61,220    X                                              61,220
QUINTILES TRANSNATION                     748767100     282,500    20,000    X                                              20,000
REGIS CORP                                758932107   3,076,500   246,120    X                                             246,120
RELIASTAR FINANCIAL C                     75952U103     209,750     4,000                                                    4,000
RFS HOTEL INVESTORS I                     74955J108   2,006,900   170,800    X                                             170,800
ROYAL BK SCOTLAND PLC ADR PRF G           780097887     206,250    10,000    X                                              10,000
S1 CORP COM                               78463B101     237,787    10,200    X                                              10,200
SBC COMMUNICATIONS IN                     78387G103     284,239     6,572    X                                               6,572
SCHERING PLOUGH CORP                      806605101     575,700    11,400    X                                              11,400
SCICLONE PHARMACEUTIC                     80862K104     207,000    16,000    X                                              16,000
SERVICE CORP INTL COM                     817565104     516,375   162,000    X                                             162,000
SOUTHERN CO                               842587107     200,487     8,600    X                                               8,600
STRIDE RITE CORP                          863314100      98,000    16,000    X                                              16,000
SUNRISE ASSISTED LIVI                     86768K106   1,979,500   107,000    X                                             107,000
SYSCO CORP                                871829107     539,200    12,800    X                                              12,800
TBC CORP                                  872180104      46,250    10,000    X                                              10,000
TELEFONICA S A  ADR                       879382208     326,078     5,090    X                                               5,090
TEXAS INSTRUMENTS INC                     882508104   1,476,781    21,500    X                                              21,500
TEXAS REGL BANCSHARES  CL A               882673106     228,375     9,000    X                                               9,000
TRICO BANCSHARES                          896095106   1,056,000    64,000    X                                              64,000
TRICON GLOBAL RESTAUR                     895953107     282,500    10,000    X                                              10,000
T-NETIX INC                               872597109     210,631    50,300    X                                              50,300
UAL CORP                                  902549500   1,221,937    21,000    X                                              21,000
UNION PLANTERS CORP                       908068109     905,175    32,400    X                                              32,400
UNISYS CORP                               909214108     178,245    12,240    X                                              12,240
UROMED CORP CVT 6.00%                     917274AA0     127,650   222,000    X                                             222,000
VERISIGN INC COM                          92343E102   1,194,552     6,768    X                                               6,768
WALGREEN COMPANY                          931422109     226,481     7,050    X                                               7,050
WAVE SYSTEMS CORP                         943526103     471,213    29,800    X                                              29,800
WEBSTER FINANCIAL COR                     947890109   4,441,050   200,160    X                                             200,160
WELLS FARGO & CO                          949746101     366,987     9,350    X                                               9,350
WPP GROUP PLC                             929309300   1,496,075    20,600    X                                              20,600
XEROX CORP                                984121103     507,812    25,000    X                                              25,000
                                                    ----------- ----------                                               ----------

TOTAL                                               118,385,496 6,221,068                                                6,221,068
                                                    =========== ==========                                               ==========